Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	AIM ETF PRODUCTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001797318
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2021
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Feb. 01, 2021
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 10% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from June 1, 2020 to March 31, 2021.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (May 28, 2020) through September 30, 2020, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered outcome strategy that seeks to match the returns of the S&P 500 Price Return Index (“S&P 500 Price Index”), at the end of a specified one-year period from April 1 to March 31 (except for the current Outcome Period, which is June 1, 2020 through March 31, 2021), as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and a downside buffer against the first 10% of losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus.

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500 Price Index. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option), or to sell (in the case of a put option), a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The S&P 500 Price Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of October 30, 2020, the S&P 500 Price Index was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $2.5 billion and $1.9 trillion.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 10.60% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 9.98%. The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the S&P 500 Price Index. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the S&P 500 Price Index has appreciated in value as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the S&P 500 Price Index, up to the Cap.
•	If the S&P 500 Price Index has decreased in value as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10% of losses experienced by the S&P 500 Price Index.
•	If the S&P 500 Price Index has decreased in value by more than 10% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the S&P 500 Price Index beyond 10% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the S&P 500 Price Index (i.e., if the S&P 500 Price Index loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period – 10.60%. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the S&P 500 Price Index has decreased in value from its value at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the S&P 500 Price Index value. Conversely, if an investor purchases Shares during an Outcome Period at a time when the S&P 500 Price Index has increased in value from its value at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the S&P 500 Price Index value. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should hold or purchase the Shares prior to the beginning of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and index level. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period, or sell Shares precisely at the end of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of June 1, 2020 through March 31, 2021, each subsequent Outcome Period will be a one-year period from April 1 to March 31. The Fund resets each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the initial or any subsequent Outcome Period.

The Fund’s website, at www.AllianzIM.com, provides information relating to the outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, return and ability to meet its investment objective. There can be no assurance that the Fund’s investment objective will be achieved.

FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index; although they generally move in the same direction, it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10% of losses experienced by the S&P 500 Price Index in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of the Outcome Period, subject to the Cap. In the event that the S&P 500 Price Index has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has increased relative to its value at the close of the market the business day prior to the first day of the Outcome Period the investor may have little or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches that of the S&P 500 Price Index at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX option’s value will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the S&P 500 Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the S&P 500 Price Index. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of the S&P 500 Price Index at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is June 1, 2020 through March 31, 2021. Each subsequent Outcome Period will be a one-year period from April 1 to March 31. However, generally, the Fund enters into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should hold or purchase the Shares prior to the beginning of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period, or sell Shares precisely at the end of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

COVID-19 Risk. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Large-Capitalization Companies Risk. The Fund’s investments will derive their value from the value of the S&P 500 Price Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the S&P 500 Price Index, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs.

Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIM.com and provides some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIM.com
AllianzIM U.S. Large Cap Buffer10 Apr ETF | AllianzIM U.S. Large Cap Buffer10 Apr ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 237
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Feb. 01, 2021
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 20% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from June 1, 2020 to March 31, 2021.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (May 28, 2020) through September 30, 2020, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered outcome strategy that seeks to match the returns of the S&P 500 Price Return Index (“S&P 500 Price Index”), at the end of a specified one-year period from April 1 to March 31 (except for the current Outcome Period, which is June 1, 2020 through March 31, 2021), as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and a downside buffer against the first 20% of losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus.

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500 Price Index. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option), or to sell (in the case of a put option), a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The S&P 500 Price Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of October 30, 2020, the S&P 500 Price Index was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $2.5 billion and $1.9 trillion.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 5.41% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 4.79%. The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the S&P 500 Price Index. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the S&P 500 Price Index has appreciated in value as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the S&P 500 Price Index, up to the Cap.
•	If the S&P 500 Price Index has decreased in value as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20% of losses experienced by the S&P 500 Price Index.
•	If the S&P 500 Price Index has decreased in value by more than 20% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the S&P 500 Price Index beyond 20% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the S&P 500 Price Index (i.e., if the S&P 500 Price Index loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period – 5.41%. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the S&P 500 Price Index has decreased in value from its value at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the S&P 500 Price Index value. Conversely, if an investor purchases Shares during an Outcome Period at a time when the S&P 500 Price Index has increased in value from its value at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the S&P 500 Price Index value. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should hold or purchase the Shares prior to the beginning of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and index level. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period, or sell Shares precisely at the end of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of June 1, 2020 through March 31, 2021, each subsequent Outcome Period will be a one-year period from April 1 to March 31. The Fund resets each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the initial or any subsequent Outcome Period.

The Fund’s website, at www.AllianzIM.com, provides information relating to the outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, return and ability to meet its investment objective. There can be no assurance that the Fund’s investment objective will be achieved.

FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index; although they generally move in the same direction, it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20% of losses experienced by the S&P 500 Price Index in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of the Outcome Period, subject to the Cap. In the event that the S&P 500 Price Index has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has increased relative to its value at the close of the market the business day prior to the first day of the Outcome Period, the investor may have little or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches that of the S&P 500 Price Index at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX option’s value will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the S&P 500 Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the S&P 500 Price Index. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of the S&P 500 Price Index at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is June 1, 2020 through March 31, 2021. Each subsequent Outcome Period will be a one-year period from April 1 to March 31. However, generally, the Fund enters into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should hold or purchase the Shares prior to the beginning of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period, or sell Shares precisely at the end of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

COVID-19 Risk. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Large-Capitalization Companies Risk. The Fund’s investments will derive their value from the value of the S&P 500 Price Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the

Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the S&P 500 Price Index, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIM.com and provides some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIM.com
AllianzIM U.S. Large Cap Buffer20 Apr ETF | AllianzIM U.S. Large Cap Buffer20 Apr ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 237
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Feb. 01, 2021
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 10% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from July 1, 2020 to June 30, 2021.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (June 30, 2020) through September 30, 2020, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered outcome strategy that seeks to match the returns of the S&P 500 Price Return Index (“S&P 500 Price Index”), at the end of a specified one-year period from July 1 to June 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and a downside buffer against the first 10% of losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus.

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500 Price Index. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option), or to sell (in the case of a put option), a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The S&P 500 Price Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of October 30, 2020, the S&P 500 Price Index was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $2.5 billion and $1.9 trillion.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 16.10% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 15.36%. The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the S&P 500 Price Index. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the S&P 500 Price Index has appreciated in value as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the S&P 500 Price Index, up to the Cap.
•	If the S&P 500 Price Index has decreased in value as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10% of losses experienced by the S&P 500 Price Index.
•	If the S&P 500 Price Index has decreased in value by more than 10% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the S&P 500 Price Index beyond 10% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the S&P 500 Price Index (i.e., if the S&P 500 Price Index loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period – 16.10%. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the S&P 500 Price Index has decreased in value from its value at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the S&P 500 Price Index value. Conversely, if an investor purchases Shares during an Outcome Period at a time when the S&P 500 Price Index has increased in value from its value at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the S&P 500 Price Index value. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should hold or purchase the Shares prior to the beginning of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and index level. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period, or sell Shares precisely at the end of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of July 1, 2020 through June 30, 2021, each subsequent Outcome Period will be a one-year period from July 1 to June 30. The Fund resets each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the initial or any subsequent Outcome Period.

The Fund’s website, at www.AllianzIM.com, provides information relating to the outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, return and ability to meet its investment objective. There can be no assurance that the Fund’s investment objective will be achieved.

FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index; although they generally move in the same direction, it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10% of losses experienced by the S&P 500 Price Index in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of the Outcome Period, subject to the Cap. In the event that the S&P 500 Price Index has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has increased relative to its value at the close of the market the business day prior to the first day of the Outcome Period, the investor may have little or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches that of the S&P 500 Price Index at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX option’s value will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the S&P 500 Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the S&P 500 Price Index. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of the S&P 500 Price Index at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is July 1, 2020 through June 30, 2021. Each subsequent Outcome Period will be a one-year period from July 1 to June 30. However, generally, the Fund enters into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should hold or purchase the Shares prior to the beginning of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period, or sell Shares precisely at the end of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

COVID-19 Risk. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Large-Capitalization Companies Risk. The Fund’s investments will derive their value from the value of the S&P 500 Price Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the S&P 500 Price Index, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs.

Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIM.com and provides some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIM.com
AllianzIM U.S. Large Cap Buffer10 Jul ETF | AllianzIM U.S. Large Cap Buffer10 Jul ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 237
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Feb. 01, 2021
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 20% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from July 1, 2020 to June 30, 2021.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (June 30, 2020) through September 30, 2020, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered outcome strategy that seeks to match the returns of the S&P 500 Price Return Index (“S&P 500 Price Index”), at the end of a specified one-year period from July 1 to June 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and a downside buffer against the first 20% of losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus.

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500 Price Index. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option), or to sell (in the case of a put option), a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The S&P 500 Price Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of October 30, 2020, the S&P 500 Price Index was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $2.5 billion and $1.9 trillion.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 8.80% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 8.06%. The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the S&P 500 Price Index. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the S&P 500 Price Index has appreciated in value as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the S&P 500 Price Index, up to the Cap.
•	If the S&P 500 Price Index has decreased in value as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20% of losses experienced by the S&P 500 Price Index.
•	If the S&P 500 Price Index has decreased in value by more than 20% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the S&P 500 Price Index beyond 20% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the S&P 500 Price Index (i.e., if the S&P 500 Price Index loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period – 8.80%. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the S&P 500 Price Index has decreased in value from its value at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the S&P 500 Price Index value. Conversely, if an investor purchases Shares during an Outcome Period at a time when the S&P 500 Price Index has increased in value from its value at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the S&P 500 Price Index value. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should hold or purchase the Shares prior to the beginning of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and index level. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period, or sell Shares precisely at the end of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of July 1, 2020 through June 30, 2021, each subsequent Outcome Period will be a one-year period from July 1 to June 30. The Fund resets each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the initial or any subsequent Outcome Period.

The Fund’s website, at www.AllianzIM.com, provides information relating to the outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, return and ability to meet its investment objective. There can be no assurance that the Fund’s investment objective will be achieved.

FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index; although they generally move in the same direction, it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20% of losses experienced by the S&P 500 Price Index in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of the Outcome Period, subject to the Cap. In the event that the S&P 500 Price Index has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has increased relative to its value at the close of the market the business day prior to the first day of the Outcome Period, the investor may have little or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches that of the S&P 500 Price Index at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX option’s value will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the S&P 500 Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the S&P 500 Price Index. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of the S&P 500 Price Index at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is July 1, 2020 through June 30, 2021. Each subsequent Outcome Period will be a one-year period from July 1 to June 30. However, generally, the Fund enters into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should hold or purchase the Shares prior to the beginning of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period, or sell Shares precisely at the end of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended

(the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the hares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

COVID-19 Risk. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Large-Capitalization Companies Risk. The Fund’s investments will derive their value from the value of the S&P 500 Price Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the S&P 500 Price Index, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIM.com and provides some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIM.com
AllianzIM U.S. Large Cap Buffer20 Jul ETF | AllianzIM U.S. Large Cap Buffer20 Jul ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 237
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Feb. 01, 2021
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 10% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from October 1, 2020 to September 30, 2021.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (September 30, 2020) through September 30, 2020, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered outcome strategy that seeks to match the returns of the S&P 500 Price Return Index (“S&P 500 Price Index”), at the end of a specified one-year period from October 1 to September 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and a downside buffer against the first 10% of losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus.

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500 Price Index. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option), or to sell (in the case of a put option), a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The S&P 500 Price Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of October 30, 2020, the S&P 500 Price Index was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $2.5 billion and $1.9 trillion.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 16.30% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 15.56%. The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the S&P 500 Price Index. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the S&P 500 Price Index has appreciated in value as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the S&P 500 Price Index, up to the Cap.
•	If the S&P 500 Price Index has decreased in value as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10% of losses experienced by the S&P 500 Price Index.
•	If the S&P 500 Price Index has decreased in value by more than 10% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the S&P 500 Price Index beyond 10% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the S&P 500 Price Index (i.e., if the S&P 500 Price Index loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period – 16.30%. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the S&P 500 Price Index has decreased in value from its value at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the S&P 500 Price Index value. Conversely, if an investor purchases Shares during an Outcome Period at a time when the S&P 500 Price Index has increased in value from its value at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the S&P 500 Price Index value. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should hold or purchase the Shares prior to the beginning of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and index level. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period, or sell Shares precisely at the end of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of October 1, 2020 through September 30, 2021, each subsequent Outcome Period will be a one-year period from October 1 to September 30. The Fund resets each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the initial or any subsequent Outcome Period.

The Fund’s website, at www.AllianzIM.com, provides information relating to the outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, return and ability to meet its investment objective. There can be no assurance that the Fund’s investment objective will be achieved.

FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index; although they generally move in the same direction, it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10% of losses experienced by the S&P 500 Price Index in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of the Outcome Period, subject to the Cap. In the event that the S&P 500 Price Index has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has increased relative to its value at the close of the market the business day prior to the first day of the Outcome Period, the investor may have little or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches that of the S&P 500 Price Index at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX option’s value will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the S&P 500 Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the S&P 500 Price Index. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of the S&P 500 Price Index at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is October 1, 2020 through September 30, 2021. Each subsequent Outcome Period will be a one-year period from October 1 to September 30. However, generally, the Fund enters into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should hold or purchase the Shares prior to the beginning of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period, or sell Shares precisely at the end of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

COVID-19 Risk. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Large-Capitalization Companies Risk. The Fund’s investments will derive their value from the value of the S&P 500 Price Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the S&P 500 Price Index, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIM.com and provides some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIM.com
AllianzIM U.S. Large Cap Buffer10 Oct ETF | AllianzIM U.S. Large Cap Buffer10 Oct ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 237
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Feb. 01, 2021
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 20% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from October 1, 2020, to September 30, 2021.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (September 30, 2020) through September 30, 2020, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered outcome strategy that seeks to match the returns of the S&P 500 Price Return Index (“S&P 500 Price Index”), at the end of a specified one-year period from October 1 to September 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and a downside buffer against the first 20% of losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus.

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500 Price Index. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option), or to sell (in the case of a put option), a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The S&P 500 Price Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of October 30, 2020, the S&P 500 Price Index was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $2.5 billion and $1.9 trillion.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 8.60% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 7.86%. The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the S&P 500 Price Index. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the S&P 500 Price Index has appreciated in value as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the S&P 500 Price Index, up to the Cap.
•	If the S&P 500 Price Index has decreased in value as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20% of losses experienced by the S&P 500 Price Index.
•	If the S&P 500 Price Index has decreased in value by more than 20% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the S&P 500 Price Index beyond 20% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the S&P 500 Price Index (i.e., if the S&P 500 Price Index loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period – 8.60%. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the S&P 500 Price Index has decreased in value from its value at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the S&P 500 Price Index value. Conversely, if an investor purchases Shares during an Outcome Period at a time when the S&P 500 Price Index has increased in value from its value at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the S&P 500 Price Index value. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should hold or purchase the Shares prior to the beginning of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and index level. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period, or sell Shares precisely at the end of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of October 1, 2020 through September 30, 2021, each subsequent Outcome Period will be a one-year period from October 1 to September 30. The Fund resets each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the initial or any subsequent Outcome Period.

The Fund’s website, at www.AllianzIM.com, provides information relating to the outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, return and ability to meet its investment objective. There can be no assurance that the Fund’s investment objective will be achieved.

FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index; although they generally move in the same direction, it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20% of losses experienced by the S&P 500 Price Index in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of the Outcome Period, subject to the Cap. In the event that the S&P 500 Price Index has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has increased relative to its value at the close of the market the business day prior to the first day of the Outcome Period, the investor may have little or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches that of the S&P 500 Price Index at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX option’s value will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the S&P 500 Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the S&P 500 Price Index. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of the S&P 500 Price Index at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is October 1, 2020 through September 30, 2021. Each subsequent Outcome Period will be a one-year period from October 1 to September 30. However, generally, the Fund enters into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should hold or purchase the Shares prior to the beginning of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period, or sell Shares precisely at the end of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

COVID-19 Risk. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Large-Capitalization Companies Risk. The Fund’s investments will derive their value from the value of the S&P 500 Price Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the S&P 500 Price Index, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIM.com and provides some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIM.com
AllianzIM U.S. Large Cap Buffer20 Oct ETF | AllianzIM U.S. Large Cap Buffer20 Oct ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 237

[1]	Other expenses are estimated for the current fiscal year.
[2]	Other expenses are estimated for the current fiscal year.
[3]	Other expenses are estimated for the current fiscal year.
[4]	Other expenses are estimated for the current fiscal year.
[5]	Other expenses are estimated for the current fiscal year.
[6]	Other expenses are estimated for the current fiscal year.